Fund Summary
Franklin Fund Allocator Series FAS2-16 | Franklin Corefolio Allocation Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Corefolio Allocation Fund} - Franklin Fund Allocator Series FAS2-16 - Franklin Corefolio Allocation Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses	[1],[2]	0.17%	0.17%	0.17%	0.94%	0.17%
Acquired fund fees and expenses	[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual Fund operating expenses	[3]	1.00%	1.75%	1.25%	1.52%	0.75%
Fee waiver and/or expense reimbursement	[4]	none	none	none	(0.85%)	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4]	1.00%	1.75%	1.25%	0.67%	0.75%
[1]	Other expenses of the Fund, except for Class R6 shares, have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, other expenses would have been higher. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.
[2]	The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.
[3]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[4]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until at least April 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.